Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss) income	$ (140,671)	$ 18,457	$ 6,947
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	123,922	37,376	24,996
Unproved leasehold amortization and impairment	36,046	25,377	5,258
Gain on sale of oil and natural gas properties	0	(838)	0
Amortization of deferred financing costs	853	175	0
Amortization of deferred rent	902	0	0
(Gain) loss on derivative contracts	(78,054)	6,797	0
Net cash (paid) received upon settlement of derivative contracts	(33,279)	2,705	0
Equity-based compensation	11,030	379	0
Deferred income taxes	356,862	0	0
Other	2,971	(11)	(41)
Changes in operating assets and liabilities increasing (decreasing) cash:
Accounts receivable – Oil, natural gas and natural gas liquid sales	18,963	(62,170)	(12,473)
Accounts receivable – Affiliates	(4,974)	(4,695)	0
Accounts receivable – Joint interest owners and other	(136,367)	(8,729)	(35,398)
Prepaid drilling advances	(28,977)	0	0
Prepaid expenses	(1,992)	(2,312)	(1,221)
Other current assets	(2,584)	(2)	3
Accounts payable	16,733	0	6,006
Accrued liabilities	21,536	47,801	8,403
Accounts payable and accrued liabilities – Affiliates	(23,645)	31,121	0
Drilling advances	31,058	(25,363)	22,760
Revenue payable	97,963	(5,793)	10,900
Net cash provided by operating activities	268,296	60,275	36,140
Cash flows from investing activities
Acquisition of oil and natural gas properties	(22,935)	(42,701)	(144,774)
Capital expenditures for oil and natural gas properties	(673,465)	(167,122)	(96,335)
Acquisition of other property and equipment	(3,237)	(1,332)	0
Proceeds from sale of oil and natural gas properties	10,545	1,435	0
Other	0	(2,801)	0
Net cash used in investing activities	(689,092)	(212,521)	(241,109)
Cash flows from financing activities
Proceeds from borrowings	429,300	105,339	20,000
Repayment of borrowings	0	(40,000)	0
Deferred financing costs	(2,279)	(2,885)	0
Deferred offering costs	(813)	0	0
Contributions from Citizen members	0	95,557	169,008
Distributions to Citizen members	0	(11,147)	0
Net cash provided by financing activities	426,208	146,864	189,008
Net increase (decrease) in cash and cash equivalents	5,412	(5,382)	(15,961)
Cash and cash equivalents, beginning of year	1,471	6,853	22,814
Cash and cash equivalents, end of year	6,883	1,471	6,853
Supplemental disclosure of cash flow information
Cash paid for interest, net of capitalized interest	7,029	1,036	86
Supplemental disclosure of non-cash investing and financing activities
Change in accrued capital expenditures	65,699	147,142	4,922
Acquisition of oil and natural gas properties for equity	39,906	1,281,743	0
Distribution to Citizen Members of assets and liabilities	$ 0	$ (74,467)	$ 0